Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 1,896,188	$ (938,413)	$ 782,296
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Loss (Gain) on disposals of equipment	679,635	(25,070)	(17,761)
Provision for doubtful accounts	804,613	140,204	82,647
Written-off of allowance for doubtful accounts		136,602
Amortization of deferred financing fees	223,904	55,640	124,401
Depreciation for property and equipment	3,844,159	1,438,310	1,519,415
Deferred income tax (benefit) expenses	(202,746)	(2,832)	(10,381)
Changes in operating assets and liabilities
Accounts receivable	(3,257,814)	1,633,476	5,842,238
Prepayments	4,678,337	(3,838,690)	644,525
Other receivables	7,531,718	3,444,875	466,187
Loans receivable	(16,621,319)	(11,070,827)	(10,653,588)
Deposits	(1,313,871)	(9,470,731)	(189,430)
Accounts and notes payable	4,207,620	(874,843)	(240,887)
Other payables and accrued liabilities	(7,766,999)	(2,989,501)	412,064
Tax payables	1,342,620	(1,422,362)	348,065
Net cash used in operating activities	(3,953,955)	(23,784,162)	(890,209)
Cash flows from investing activities:
Purchases of equipment	(12,243)	(199,481)	(156,029)
Proceeds from disposal of equipment	24,906
Cash from acquisition of subsidiary	2,714,240	1,477,065
Net cash provided by (used in) by investing activities	2,726,903	1,277,584	(156,029)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	21,212,202	6,665,840	6,604,675
Repayment of short-term bank borrowings	(18,631,203)	(7,433,187)	(3,041,105)
Proceeds from long-term bank borrowings	444,345	465,059
Repayment of long-term bank borrowings	(92,594)	(22,146)	(1,129,747)
Repayments of loans from other financial institutions	(136,492)	(300,279)	(274,929)
Repayments of obligations under capital leases	(597,533)	(98,972)	(980,244)
Amounts advanced from related parties	1,258,130	6,787,477	10,238,023
Repayments to related parties	(2,663,598)	(7,864,254)	(10,062,100)
Proceeds from initial public offering			10,958,803
Proceeds from private placement		18,465,009
Net cash provided by financing activities	793,257	16,664,547	12,313,376
Effect of exchange rate change on cash	368,989	(11,477)	114,980
Net increase (decrease) in cash, cash equivalents and restricted cash	(64,806)	(5,853,508)	11,382,118
Cash, cash equivalents and restricted cash at beginning of the year	5,752,117	11,605,625	223,507
Cash, cash equivalents and restricted cash at end of the year	5,687,311	5,752,117	11,605,625
Supplemental disclosure of cash flow information:
Interest paid	456,127	396,187	310,675
Income tax paid	249,732	1,435,366	108,207
Supplemental non-cash investing and financing information:
Non-cash capital leases to acquire revenue equipment		102,054	44,628
Uncollected receivable from disposal of revenue equipment		175,215	73,817
Reconciliation to amounts on consolidated balance sheets:
Cash	5,624,695	5,673,656	2,105,625
Cash equivalents	62,616	78,461
Restricted cash			9,500,000
Total cash	$ 5,687,311	$ 5,752,117	$ 11,605,625